Intangible Assets at December 31, 2012 (Tables)	33 Months Ended
Sep. 30, 2013
Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

3. Intangible Assets at December 31, 2012
	Cost $	Accumulated Depreciation $	Impairment $	December 31, 2012 Net Carrying Value $	December 31, 2011 Net Carrying Value $
License	92,538	-	92,538	-	-

	92,538	-	92,538	-	-